UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

USAA
EAGLE
LOGO (R)


                            USAA CAPITAL GROWTH Fund


                      3RD QUARTER Portfolio of Investments


                                 April 30, 2008

                                                                      (Form N-Q)

48491-0608                                    (C)2008, USAA. All rights reserved
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               EQUITY SECURITIES (96.0%)

               COMMON STOCKS (94.4%)

               CONSUMER DISCRETIONARY (7.5%)
               -----------------------------
               APPAREL RETAIL (1.2%)
        65,700 Aeropostale, Inc. *                                 $       2,089
       291,200 Esprit Holdings Ltd. (a)                                    3,592
        49,300 Ross Stores, Inc.                                           1,651
        85,800 TJX Companies, Inc.                                         2,764
                                                                 ---------------
                                                                          10,096
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.5%)
        57,100 Aisin Seiki Co. Ltd. (a)                                    2,015
        59,800 Toyota Boshoku Corp. (a)                                    1,699
                                                                 ---------------
                                                                           3,714
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (1.8%)
        56,500 DaimlerChrysler AG (a)                                      4,383
        88,600 Fiat S.p.A. (a)                                             1,972
        35,230 Hyundai Motor Co. Ltd. (a)                                  2,963
        46,200 Peugeot S.A. ADR (a)                                        3,235
         7,850 Volkswagen AG (a),(b)                                       2,318
                                                                 ---------------
                                                                          14,871
                                                                 ---------------
               BROADCASTING & CABLE TV (0.3%)
       104,300 DIRECTV Group, Inc. *                                       2,570
                                                                 ---------------
               CASINOS & GAMING (0.2%)
        40,200 Bally Technologies, Inc. *                                  1,354
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
        34,000 Gamestop Corp. "A" *                                        1,871
                                                                 ---------------
               CONSUMER ELECTRONICS (1.1%)
        38,690 LG Electronics, Inc. (a)                                    6,012
       124,000 Matsushita Electric Industrial Co. Ltd. (a)                 2,908
                                                                 ---------------
                                                                           8,920
                                                                 ---------------
               FOOTWEAR (0.3%)
        33,100 NIKE, Inc. "B"                                              2,211
                                                                 ---------------
               GENERAL MERCHANDISE STORES (0.3%)
       106,100 Big Lots, Inc. *                                            2,868
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
        94,800 Tui AG *(a),(b)                                             2,706
                                                                 ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
        47,000 Tupperware Brands Corp.                                     1,852
                                                                 ---------------
               INTERNET RETAIL (0.2%)
        15,700 Priceline.com, Inc. *(b)                                    2,004
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               MOVIES & ENTERTAINMENT (0.3%)
        74,400 Walt Disney Co.                                     $       2,413
                                                                 ---------------
               RESTAURANTS (0.6%)
       301,300 Compass Group plc (a)                                       2,029
        42,700 McDonald's Corp.                                            2,544
                                                                 ---------------
                                                                           4,573
                                                                 ---------------
               Total Consumer Discretionary                               62,023
                                                                 ---------------

               CONSUMER STAPLES (7.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.7%)
        84,350 Archer-Daniels-Midland Co.                                  3,716
        31,100 Nutreco Holding N.V. (a),(b)                                2,269
                                                                 ---------------
                                                                           5,985
                                                                 ---------------
               BREWERS (0.7%)
       456,750 Lion Nathan Ltd. (a)                                        3,599
        34,880 Molson Coors Brewing Co. "B"                                1,913
                                                                 ---------------
                                                                           5,512
                                                                 ---------------
               DRUG RETAIL (0.6%)
       127,640 CVS Caremark Corp.                                          5,153
                                                                 ---------------
               FOOD RETAIL (1.0%)
       549,200 Koninklijke Ahold  N.V. (a),(b)                             8,138
                                                                 ---------------
               HOUSEHOLD PRODUCTS (0.4%)
        48,800 Procter & Gamble Co.                                        3,272
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (1.6%)
       131,876 Wal-Mart Stores, Inc.                                       7,646
       148,856 Wesfarmers Ltd. (a)                                         5,225
                                                                 ---------------
                                                                          12,871
                                                                 ---------------
               PACKAGED FOODS & MEAT (0.1%)
        48,700 IAWS Group plc (a)                                          1,231
                                                                 ---------------
               PERSONAL PRODUCTS (0.5%)
        69,900 Alberto-Culver Co.                                          1,759
        48,000 Herbalife Ltd.                                              2,102
                                                                 ---------------
                                                                           3,861
                                                                 ---------------
               SOFT DRINKS (0.4%)
        55,800 Coca-Cola Co.                                               3,285
                                                                 ---------------
               TOBACCO (1.9%)
       101,730 Altria Group, Inc.                                          2,034
        75,800 British America Tobacco plc (a)                             2,845
        80,520 KT&G Corp. (a)                                              6,661
        78,560 Philip Morris International, Inc. *                         4,009
                                                                 ---------------
                                                                          15,549
                                                                 ---------------
               Total Consumer Staples                                     64,857
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               ENERGY (12.7%)
               --------------
               COAL & CONSUMABLE FUELS (0.7%)
        66,600 Fording Canadian Coal Trust                         $       4,104
     1,021,197 Yanzhou Coal Mining Co. Ltd. "H" (a)                        1,890
                                                                 ---------------
                                                                           5,994
                                                                 ---------------
               INTEGRATED OIL & GAS (9.0%)
        90,328 Chevron Corp.                                               8,685
        91,500 ConocoPhillips                                              7,883
       188,700 ENI S.p.A. (a)                                              7,266
       180,800 Exxon Mobil Corp.                                          16,827
        21,700 Hess Corp.                                                  2,304
        36,000 Murphy Oil Corp. (b)                                        3,252
       147,650 OAO Gazprom ADR (a)                                         7,839
        92,700 Occidental Petroleum Corp.                                  7,714
        68,300 Repsol YPF S.A. (a)                                         2,776
        76,800 Statoil ASA (a)                                             2,767
        82,500 Total S.A. (a)                                              6,931
                                                                 ---------------
                                                                          74,244
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
        78,700 Oil States International, Inc. *                            3,940
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (2.3%)
        69,900 Addax Petroleum Corp.                                       3,115
        55,200 Apache Corp.                                                7,434
        55,900 Devon Energy Corp.                                          6,339
        21,200 Noble Energy, Inc.                                          1,845
                                                                 ---------------
                                                                          18,733
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
        15,100 Reliance Industries Ltd. GDR *(a)                           1,950
                                                                 ---------------
               Total Energy                                              104,861
                                                                 ---------------

               FINANCIALS (21.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        38,400 State Street Corp.                                          2,770
                                                                 ---------------
               CONSUMER FINANCE (0.5%)
        81,550 Acom Co. Ltd. (a)                                           2,539
        50,150 Promise Co. Ltd. (a)                                        1,594
                                                                 ---------------
                                                                           4,133
                                                                 ---------------
               DIVERSIFIED BANKS (7.8%)
       183,537 Alpha Bank A.E. (a)                                         6,270
       369,100 Banco Bilbao Vizcaya Argentaria S.A. (a),(b)                8,475
       489,800 Banco Santander S.A. (a),(b)                               10,598
       515,200 Barclays plc (a)                                            4,603
        55,400 Dexia (a),(b)                                               1,530
       121,190 EFG Eurobank Ergasias (a)                                   3,748
     8,264,000 Industrial and Commercial Bank of China Ltd. "H" (a)        6,552
        19,400 KBC Groep N.V. (a)                                          2,617
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       316,600 Lloyds TSB Group plc (a)                            $       2,689
        41,111 National Bank of Greece S.A. (a)                            2,279
        42,150 Royal Bank of Canada                                        2,010
       178,500 Standard Chartered plc (a)                                  6,325
        11,800 State Bank of India Ltd. GDR                                1,096
        45,800 State Bank of India Ltd. GDR (a)                            4,247
        11,520 State Bank of India Ltd. GDR, acquired
                 3/10/2008; cost $906*(a),(c)                              1,070
                                                                 ---------------
                                                                          64,109
                                                                 ---------------
               LIFE & HEALTH INSURANCE (2.2%)
        50,900 AFLAC, Inc.                                                 3,393
        19,300 CNP Assurances (a),(b)                                      2,287
        72,300 Manulife Financial Corp.                                    2,826
        79,074 MetLife, Inc. (b)                                           4,812
        64,000 Power Corp. of Canada (b)                                   2,245
        96,620 Unum Group                                                  2,243
                                                                 ---------------
                                                                          17,806
                                                                 ---------------
               MULTI-LINE INSURANCE (3.0%)
        49,950 American Financial Group, Inc.                              1,370
       150,000 Assicurazioni Generali S.p.A. (a)                           6,645
        38,000 Assurant, Inc.                                              2,470
        21,500 Baloise Holdings AG (a)                                     2,353
         8,200 Fairfax Financial Holdings Ltd.                             2,475
       410,500 Mapfre SA (a)                                               2,084
         1,805 Vienna Insurance Group (a)                                    136
        22,450 Zurich Financial Services AG (a),(b)                        6,855
                                                                 ---------------
                                                                          24,388
                                                                 ---------------
               MULTI-SECTOR HOLDINGS (0.5%)
        91,600 Jardine Matheson (a)                                        2,820
        15,100 Pargesa Holding S.A. (a)                                    1,724
                                                                 ---------------
                                                                           4,544
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
        88,600 Bank of America Corp.                                       3,326
       170,500 ING Groep N.V. (a),(b)                                      6,491
        68,838 JPMorgan Chase & Co.                                        3,280
       120,461 SNS Reaal N.V. (a)                                          2,541
        30,000 Toronto-Dominion Bank                                       1,969
                                                                 ---------------
                                                                          17,607
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (1.0%)
        41,800 ACE Ltd.                                                    2,520
        48,500 Chubb Corp.                                                 2,569
        56,700 Travelers Companies, Inc.                                   2,858
                                                                 ---------------
                                                                           7,947
                                                                 ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.6%)
       434,000 Cheung Kong Holdings Ltd. (a)                               6,792
     1,296,000 China Overseas Land & Investment Ltd. (a)                   2,732
       156,000 Hang Lung Group Ltd. (a)                                      841
        14,700 Jones Lang LaSalle, Inc.                                    1,141
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       598,000 New World Development Ltd. (a)                      $       1,545
                                                                 ---------------
                                                                          13,051
                                                                 ---------------
               REGIONAL BANKS (0.6%)
        48,700 Bank of Hawaii Corp.                                        2,670
        43,900 Cullen/Frost Bankers, Inc.                                  2,451
                                                                 ---------------
                                                                           5,121
                                                                 ---------------
               REINSURANCE (1.2%)
        32,985 Hannover Rueckversicherungs (a),(b)                         1,792
        39,900 Muenchener Rueckversicherungs-Gesellschaft AG (a)           7,716
                                                                 ---------------
                                                                           9,508
                                                                 ---------------
               REITS - MORTGAGE (0.2%)
        94,950 Annaly Capital Management, Inc.                             1,591
                                                                 ---------------
               Total Financials                                          172,575
                                                                 ---------------

               HEALTH CARE (7.1%)
               ------------------
               BIOTECHNOLOGY (0.4%)
        50,000 Genzyme Corp. *                                             3,517
                                                                 ---------------
               HEALTH CARE EQUIPMENT (1.1%)
        58,900 Baxter International, Inc.                                  3,671
        44,400 Becton, Dickinson and Co.                                   3,969
        33,400 Kinetic Concepts, Inc. *                                    1,325
                                                                 ---------------
                                                                           8,965
                                                                 ---------------
               HEALTH CARE SERVICES (0.1%)
        31,500 Lincare Holdings, Inc. *                                      767
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.3%)
        24,400 Invitrogen Corp. *                                          2,283
                                                                 ---------------
               MANAGED HEALTH CARE (1.1%)
        85,800 Aetna, Inc.                                                 3,741
        44,000 CIGNA Corp.                                                 1,879
        76,850 Humana, Inc. *                                              3,673
                                                                 ---------------
                                                                           9,293
                                                                 ---------------
               PHARMACEUTICALS (4.1%)
        34,000 Abbott Laboratories                                         1,793
       215,200 AstraZeneca plc (a)                                         9,054
       230,600 Bristol-Myers Squibb Co.                                    5,066
        99,100 Eli Lilly and Co.                                           4,771
       487,900 Pfizer, Inc.                                                9,812
        43,400 Stada Arzneimittel AG (a)                                   2,943
                                                                 ---------------
                                                                          33,439
                                                                 ---------------
               Total Health Care                                          58,264
                                                                 ---------------

               INDUSTRIALS (10.0%)
               -------------------
               AEROSPACE & DEFENSE (0.9%)
       524,500 Bae Systems plc (a)                                         4,836
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        30,700 United Technologies Corp.                           $       2,225
                                                                 ---------------
                                                                           7,061
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
       432,000 China Communications Construction Co. Ltd. "H" (a)          1,032
        60,035 Imtech NV (a)                                               1,679
                                                                 ---------------
                                                                           2,711
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.0%)
        24,700 AGCO Corp. *                                                1,485
        47,800 Caterpillar, Inc.                                           3,914
        79,000 Deere & Co.                                                 6,642
        48,200 Manitowoc Co., Inc.                                         1,823
        39,500 Terex Corp. *                                               2,752
                                                                 ---------------
                                                                          16,616
                                                                 ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
        27,200 Brink's Co.                                                 1,979
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        28,200 SGL Carbon AG *(a)                                          1,918
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (0.8%)
       166,900 Cookson Group plc (a)                                       2,338
       286,000 Keppel Corp. Ltd. (a)                                       2,169
       183,962 Murray & Roberts Holdings Ltd. (a)                          2,145
                                                                 ---------------
                                                                           6,652
                                                                 ---------------
               INDUSTRIAL MACHINERY (1.6%)
        18,800 Eaton Corp.                                                 1,651
        25,300 Flowserve Corp.                                             3,139
       115,550 GEA Group AG (a)                                            4,267
       234,300 IMI plc (a)                                                 2,090
        46,200 Konecranes Oyj (a)                                          2,017
                                                                 ---------------
                                                                          13,164
                                                                 ---------------
               MARINE (0.5%)
       412,000 Nippon Yusen Kabushiki Kaisha (a)                           4,025
                                                                 ---------------
               RAILROADS (0.5%)
        60,900 CSX Corp.                                                   3,833
                                                                 ---------------
               TRADING COMPANIES & DISTRIBUTORS (3.0%)
       416,000 Itochu Corp. (a)                                            4,383
       469,000 Marubeni Corp. (a)                                          3,714
       203,800 Mitsubishi Corp. (a)                                        6,595
       232,000 Mitsui & Co. Ltd. (a)                                       5,407
       332,300 Sumitomo Corp. (a)                                          4,436
                                                                 ---------------
                                                                          24,535
                                                                 ---------------
               Total Industrials                                          82,494
                                                                 ---------------

               INFORMATION TECHNOLOGY (10.1%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (2.1%)
       115,700 ADC Telecommunications, Inc. *                              1,622
       168,200 Corning, Inc.                                               4,493
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        34,650 Harris Corp.                                        $       1,872
       314,400 Nokia Oyj (a)                                               9,464
                                                                 ---------------
                                                                          17,451
                                                                 ---------------
               COMPUTER HARDWARE (2.6%)
       216,900 Hewlett-Packard Co.                                        10,053
        92,500 International Business Machines Corp.                      11,165
                                                                 ---------------
                                                                          21,218
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (0.7%)
       141,700 Seagate Technology                                          2,674
       115,500 Western Digital Corp. *                                     3,348
                                                                 ---------------
                                                                           6,022
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
        75,600 LG Philips LCD Co. Ltd. (a)                                 3,296
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
       121,500 Indra Sistemas S.A. (a)                                     3,327
                                                                 ---------------
               SEMICONDUCTORS (1.1%)
       148,900 NVIDIA Corp. *                                              3,060
         8,400 Samsung Electronics Co. Ltd. (a)                            5,980
                                                                 ---------------
                                                                           9,040
                                                                 ---------------
               SYSTEMS SOFTWARE (2.5%)
       144,300 BMC Software, Inc. *                                        5,016
       419,700 Microsoft Corp.                                            11,970
       169,500 Oracle Corp. *                                              3,534
                                                                 ---------------
                                                                          20,520
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (0.3%)
        91,600 Avnet, Inc. *                                               2,399
                                                                 ---------------
               Total Information Technology                               83,273
                                                                 ---------------

               MATERIALS (9.1%)
               ----------------
               CONSTRUCTION MATERIALS (0.3%)
        11,100 Lafarge S.A. (a)                                            2,004
                                                                 ---------------
               DIVERSIFIED CHEMICALS (1.1%)
        28,700 BASF AG (a)                                                 4,094
        59,500 Bayer AG (a)                                                5,072
                                                                 ---------------
                                                                           9,166
                                                                 ---------------
               DIVERSIFIED METALS & MINING (4.3%)
        79,100 Anglo American Capital plc (a)                              5,079
       275,100 BHP Billiton plc (a)                                        9,721
        21,800 First Quantum Minerals Ltd.                                 1,914
       166,000 Mining and Metallurgical Co. Norilsk Nickel ADR (a)         4,473
        70,500 Rio Tinto plc (a)                                           8,184
        78,400 Xstrata plc (a)                                             6,090
                                                                 ---------------
                                                                          35,461
                                                                 ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.9%)
        26,700 CF Industries Holdings, Inc.                                3,570
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
         9,807 Incitec Pivot Ltd. (a),(b)                          $       1,505
       179,855 Israel Chemicals Ltd. (ICL) (a)                             3,299
        12,600 Potash Corp. of Saskatchewan, Inc.                          2,319
        62,500 Yara International ASA (a)                                  4,542
                                                                 ---------------
                                                                          15,235
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.3%)
        43,275 Owens-Illinois, Inc. *                                      2,387
                                                                 ---------------
               STEEL (1.2%)
        72,850 AK Steel Holding Corp.                                      4,573
        41,000 ArcelorMittal ADR (a)                                       3,624
        58,400 Steel Dynamics, Inc.                                        2,035
                                                                 ---------------
                                                                          10,232
                                                                 ---------------
               Total Materials                                            74,485
                                                                 ---------------

               TELECOMMUNICATION SERVICES (4.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.7%)
       193,900 AT&T, Inc.                                                  7,506
       258,400 France Telecom S.A. (a)                                     8,116
        40,600 Telecom Argentina S.A. ADR "B" *                              713
       345,638 Telefonica S.A. (a)                                        10,027
        43,500 Telefonos de Mexico S.A. de C.V. ADR "L"                    1,568
       626,900 Telstra Corp. Ltd. (a)                                      2,690
                                                                 ---------------
                                                                          30,620
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.0%)
        37,900 America Movil S.A.B. de C.V. ADR "L"                        2,196
     1,844,400 Vodafone Group plc (a)                                      5,834
                                                                 ---------------
                                                                           8,030
                                                                 ---------------
               Total Telecommunication Services                           38,650
                                                                 ---------------

               UTILITIES (4.3%)
               ----------------
               ELECTRIC UTILITIES (2.1%)
        34,700 E.ON AG (a),(b)                                             7,057
        58,100 Edison International                                        3,031
       489,400 Enel S.p.A. (a)                                             5,315
        18,000 Entergy Corp.                                               2,068
                                                                 ---------------
                                                                          17,471
                                                                 ---------------
               GAS UTILITIES (0.3%)
        34,260 Energen Corp.                                               2,338
                                                                 ---------------
               MULTI-UTILITIES (1.9%)
        41,500 Dominion Resources, Inc.                                    1,801
        43,300 OGE Energy Corp.                                            1,416
        62,250 RWE AG (a)                                                  7,160
        78,900 Suez S.A. (a)                                               5,560
                                                                 ---------------
                                                                          15,937
                                                                 ---------------
               Total Utilities                                            35,746
                                                                 ---------------
               Total Common Stocks (cost: $735,421)                      777,228
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.6%)

               FINANCIALS (1.6%)
               -----------------
               DIVERSIFIED BANKS (1.6%)
      279,800  Banco Itau Holding Financeira S.A. ADR            $         7,848
       34,838  Uniao De Bancos Brasileiros S.A. (Unibanco) GDR             5,066
                                                                 ---------------

               Total Financials                                           12,914
                                                                 ---------------
               Total Preferred Securities (cost: $9,936)                  12,914
                                                                 ---------------

               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               MULTI-LINE INSURANCE (0.0%)
         7,300 Vienna Insurance Group (a) (cost:  $0)                         --
                                                                 ---------------

               Total Equity
               Securities
               (cost: $745,357)                                          790,142
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (3.3%)

               MONEY MARKET FUNDS (3.3%)
     3,223,449 SSgA Money Market Fund, 2.52% (d)                           3,223
    23,885,508 SSgA Prime Money Market Fund, 2.94% (d)                    23,886
                                                                 ---------------
               Total Money Market
               Instruments
               (cost: $27,109)                                            27,109
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (6.3%)

               MONEY MARKET FUNDS (1.3%)
       982,659 AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 2.82%(d)                                         983
    10,004,613 Merrill Lynch Premier Institutional Fund, 3.00%(d)         10,004
                                                                 ---------------
               Total Money Market Funds                                   10,987
                                                                 ---------------

10

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (5.0%)
$ 23,000       Credit Suisse First Boston LLC, 1.98%, acquired
                 on 4/30/2008 and due 5/01/2008 at $23,000
                 (collateralized by $23,465 of Freddie Mac(e),
                 1.92%(f), due 5/02/2008; market value $23,463)         $ 23,000
  18,000       Deutsche Bank Securities, Inc., 1.97%, acquired on
                 4/30/2008 and due 5/01/2008 at $18,000
                 (collateralized by $18,010 of Fannie Mae(e),
                 4.22%-5.75%, due 8/14/2012-9/26/2013; market value
                 $18,361)                                                 18,000
                                                                 ---------------
               Total Repurchase Agreements                                41,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
                 Collateral From Securities Loaned (cost: $51,987)        51,987
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $824,453)                $       869,238
                                                                 ===============

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                           to Portfolio of INVESTMENTS


USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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                           to Portfolio of INVESTMENTS
                           (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105%

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                           (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

of the  fair  value of  international  securities  loaned.  Cash  collateral  is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $50,014,000.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $65,250,000 and $20,465,000, respectively, resulting in net unrealized appreciation of $44,785,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $823,125,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 55.4% of net assets at April 30, 2008.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

Rights Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.



SPECIFIC NOTES


(a) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)     The security or a portion thereof was out on loan as of April 30, 2008.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2008, was $1,070,000, which represented 0.1% of the Fund's net assets.
(d) Rate represents the money market fund annualized seven-day yield at April 30, 2008.

14

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                           to Portfolio of INVESTMENTS
                           (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

(e)   Securities   issued  by   government-sponsored enterprises (GSEs) are
      supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
 *    Non-income-producing  security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.